Acquisition Narrative (Details) $ in Thousands		3 Months Ended					6 Months Ended		12 Months Ended
	Feb. 19, 2014 USD ($) services	Jun. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)
Orbitz
Business Acquisition [Line Items]
Net revenue		$ 239,597	$ 220,564	$ 253,135	$ 248,053	$ 210,255	$ 459,802	$ 458,308	$ 932,007
Loss before income taxes		$ (807)			$ 12,675		$ (22,389)	$ 13,995
Travelocity Partner Network [Member]
Business Acquisition [Line Items]
Cash paid	$ 10,000
Business combination, potential for additional consideration	$ 10,000
Business combinations, transition services agreement term	24 months
Business combination number of services available for termination under transition services agreement | services	1
Business combination transition services agreement termination notice period	15 days
Business combination, net unfavorable contract liability	$ 780		$ 500						500
Business combination, transaction costs recognized during the period									800
Net revenue									51,900
Loss before income taxes									$ 7,800
Finite-lived customer relationship assets, estimated useful lives	5 years
Property and equipment, useful life	1 year 6 months